Fair Value Measurements	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Fair Value Measurements

NOTE 4:  FAIR VALUE MEASUREMENTS

There have been no significant changes to the Bank's approach and methodologies used to determine fair value measurements during the three months ended January 31, 2020. Refer to Note 5 of the Bank's 2019 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of the Bank's financial instruments.

Carrying Value and Fair Value of Financial Instruments not carried at Fair Value

The fair values in the following table exclude assets that are not financial instruments, such as land, buildings and equipment, as well as goodwill and other intangible assets, including customer relationships, which are of significant value to the Bank.

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)	As at
	January 31, 2020		October 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$81,265	$81,672	$78,275	$78,374
Other debt securities	53,589	53,910	52,222	52,370
Total debt securities at amortized cost, net of allowance for credit losses	134,854	135,582	130,497	130,744
Total loans, net of allowance for loan losses	693,166	698,403	684,608	688,154
Total financial assets not carried at fair value	$828,020	$833,985	$815,105	$818,898

FINANCIAL LIABILITIES
Deposits	$908,417	$914,044	$886,977	$892,597
Securitization liabilities at amortized cost	14,090	14,283	14,086	14,258
Subordinated notes and debentures	10,711	11,438	10,725	11,323
Total financial liabilities not carried at fair value	$933,218	$939,765	$911,788	$918,178

[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Fair Value Hierarchy and Valuation of Assets and Liabilities Classified as Level 3

IFRS requires disclosure of a three-level hierarchy for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date. Refer to Note 5 of the Bank's 2019 Annual Consolidated Financial Statements for a description of the three levels.

There have been no significant changes to the valuation techniques, unobservable inputs, and sensitivities during the three months ended January 31, 2020. The significant valuation techniques and significant unobservable inputs used in the fair value measurements of Level 3 financial assets and financial liabilities are described and quantified within the "Valuation of Assets and Liabilities Classified as Level 3" section in Note 5 of the Bank's 2019 Annual Consolidated Financial Statements.

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at January 31, 2020 and October 31, 2019.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)									As at
	January 31, 2020					October 31, 2019
	Level 1	Level 2	Level 3	Total	[1]	Level 1	Level 2	Level 3	Total	[1]

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$868	$8,672	$–	$9,540		$395	$10,521	$–	$10,916
Provinces	–	8,312	8	8,320		–	8,510	8	8,518
U.S. federal, state, municipal governments, and agencies debt	–	25,232	–	25,232		–	19,133	–	19,133
Other OECD government guaranteed debt	–	6,033	–	6,033		–	4,132	–	4,132
Mortgage-backed securities	–	1,636	–	1,636		–	1,746	–	1,746
Other debt securities
Canadian issuers	–	5,422	–	5,422		–	5,129	3	5,132
Other issuers	–	14,001	9	14,010		–	13,547	1	13,548
Equity securities
Common shares	67,055	17	–	67,072		56,058	61	–	56,119
Preferred shares	69	–	–	69		57	–	–	57
Trading loans	–	12,541	–	12,541		–	12,482	–	12,482
Commodities	12,228	354	–	12,582		13,761	437	–	14,198
Retained interests	–	18	–	18		–	19	–	19

	80,220	82,238	17	162,475		70,271	75,717	12	146,000
Non-trading financial assets at fair value through profit or loss
Securities	234	4,236	500	4,970		229	3,985	493	4,707
Loans	–	2,197	5	2,202		–	1,791	5	1,796

	234	6,433	505	7,172		229	5,776	498	6,503
Derivatives
Interest rate contracts	16	14,630	–	14,646		22	14,794	–	14,816
Foreign exchange contracts	29	26,804	4	26,837		24	30,623	3	30,650
Credit contracts	–	15	–	15		–	16	–	16
Equity contracts	1	1,717	617	2,335		1	1,298	589	1,888
Commodity contracts	253	1,509	9	1,771		266	1,246	12	1,524

	299	44,675	630	45,604		313	47,977	604	48,894
Financial assets designated at fair value through profit or loss

Securities[2]	–	3,614	–	3,614		–	4,040	–	4,040

	–	3,614	–	3,614		–	4,040	–	4,040

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	9,036	–	9,036		–	9,663	–	9,663
Provinces	–	13,381	–	13,381		–	12,927	–	12,927
U.S. federal, state, municipal governments, and agencies debt	–	40,307	–	40,307		–	40,737	–	40,737
Other OECD government guaranteed debt	–	12,433	–	12,433		–	14,407	–	14,407
Mortgage-backed securities	–	5,028	–	5,028		–	5,437	–	5,437
Other debt securities
Asset-backed securities	–	14,214	–	14,214		–	15,888	–	15,888
Non-agency collateralized mortgage obligation portfolio	–	218	–	218		–	247	–	247
Corporate and other debt	–	8,217	24	8,241		–	7,810	24	7,834
Equity securities
Common shares	1,095	1	1,518	2,614		89	2	1,507	1,598
Preferred shares	205	–	45	250		198	–	44	242

Loans	–	2,150	–	2,150		–	2,124	–	2,124

	1,300	104,985	1,587	107,872		287	109,242	1,575	111,104

Securities purchased under reverse repurchase agreements	–	6,582	–	6,582		–	4,843	–	4,843

FINANCIAL LIABILITIES

Trading deposits	–	23,135	4,209	27,344		–	22,793	4,092	26,885
Derivatives
Interest rate contracts	14	14,530	85	14,629		19	14,404	83	14,506
Foreign exchange contracts	25	24,907	4	24,936		21	29,374	4	29,399
Credit contracts	–	412	–	412		–	420	–	420
Equity contracts	–	2,328	1,641	3,969		–	2,877	1,514	4,391

Commodity contracts	359	1,202	28	1,589		266	1,040	29	1,335

	398	43,379	1,758	45,535		306	48,115	1,630	50,051

Securitization liabilities at fair value	–	13,082	–	13,082		–	13,058	–	13,058

Financial liabilities designated at fair value through profit or loss	–	112,035	5	112,040		–	105,110	21	105,131

Obligations related to securities sold short[2]	1,218	36,267	3	37,488		878	28,778	–	29,656
Obligations related to securities sold under repurchase agreements	–	3,043	–	3,043		–	2,973	–	2,973

[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

The Bank's policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period. Assets are transferred between Level 1 and Level 2 depending on if there is sufficient frequency and volume in an active market.

There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2020 and January 31, 2019.

Movements of Level 3 instruments

Significant transfers into and out of Level 3 occur mainly due to the following reasons:

•	Transfers from Level 3 to Level 2 occur when techniques used for valuing the instrument incorporate significant observable market inputs or broker-dealer quotes which were previously not observable.
•

Transfers from Level 2 to Level 3 occur when an instrument's fair value, which was previously determined using valuation techniques with significant observable market inputs, is now determined using valuation techniques with significant unobservable inputs.

Due to the unobservable nature of the inputs used to value Level 3 financial instruments, there may be uncertainty about the valuation of these instruments. The fair value of Level 3 instruments may be drawn from a range of reasonably possible alternatives. In determining the appropriate levels for these unobservable inputs, parameters are chosen so that they are consistent with prevailing market evidence and management judgment.

The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the three months ended January 31.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2019	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at January 31 2020	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[1]	Included in OCI[2,3]	Purchases/ Issuances	Sales/ Settlements[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$8	$–	$–	$–	$–	$–	$–	$8	$–
Other debt securities
Canadian issuers	3	–	–	–	(1)	–	(2)	–	–
Other issuers	1	–	–	–	(1)	9	–	9	–

	12	–	–	–	(2)	9	(2)	17	–
Non-trading financial assets at fair value through profit or loss
Securities	493	8	–	25	(26)	–	–	500	3
Loans	5	–	–	–	–	–	–	5	–

	498	8	–	25	(26)	–	–	505	3

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	–	–	–	–	–	–	–	–	–
Other debt securities
Asset-backed securities	–	–	–	–	–	–	–	–	–
Corporate and other debt	24	–	–	–	–	–	–	24	–
Equity securities
Common shares	1,507	–	–	9	2	–	–	1,518	1

Preferred shares	44	–	1	–	–	–	–	45	1
	$1,575	$–	$1	$9	$2	$–	$–	$1,587	$2

FINANCIAL LIABILITIES

Trading deposits[6]	$(4,092)	$(105)	$–	$(712)	$700	$–	$–	$(4,209)	$(45)
Derivatives[7]
Interest rate contracts	(83)	(10)	–	–	8	–	–	(85)	(5)
Foreign exchange contracts	(1)	(1)	–	–	1	1	–	–	–
Equity contracts	(925)	(133)	–	(31)	65	–	–	(1,024)	(134)

Commodity contracts	(17)	(3)	–	–	1	–	–	(19)	(6)

	(1,026)	(147)	–	(31)	75	1	–	(1,128)	(145)

Financial liabilities designated at fair value through profit or loss	(21)	7	–	(39)	48	–	–	(5)	7

Obligations related to securities sold short	–	–	–	–	–	(3)	–	(3)	–

[1]	Gains (losses) on financial assets and liabilities are recognized within Non-interest income on the Interim Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI).
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at January 31, 2020, consists of derivative assets of $0.6 billion (November 1, 2019 – $0.6 billion) and derivative liabilities of $1.7 billion (November 1, 2019 – $1.6 billion), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities[1]

(millions of Canadian dollars)	Fair value as at November 1 2018	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at January 31 2019	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[2]	Included in OCI[3]	Purchases/ Issuances	Sales/ Settlements[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$3	$–	$–	$–	$(3)	$–	$–	$–	$–
Other debt securities
Canadian issuers	1	–	–	–	–	–	–	1	–
Other issuers	16	1	–	–	(8)	1	(1)	9	1

	20	1	–	–	(11)	1	(1)	10	1
Non-trading financial assets at fair value through profit or loss
Securities	408	2	2	71	(9)	21	–	495	(1)

Loans	19	1	–	1	–	–	–	21	1

	427	3	2	72	(9)	21	–	516	–

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	200	1	9	–	–	–	–	210	9
Other debt securities
Asset-backed securities	562	–	(3)	–	–	–	–	559	(3)
Corporate and other debt	24	–	(1)	–	–	–	–	23	(1)
Equity securities
Common shares	1,492	–	1	5	(3)	–	–	1,495	1

Preferred shares	135	–	(2)	–	(75)	–	(1)	57	(8)
	$2,413	$1	$4	$5	$(78)	$–	$(1)	$2,344	$(2)

FINANCIAL LIABILITIES

Trading deposits[6]	$(3,024)	$(99)	$–	$(295)	$(47)	$–	$–	$(3,465)	$(80)
Derivatives[7]
Interest rate contracts	(63)	(3)	–	–	2	–	–	(64)	(4)
Foreign exchange contracts	1	(1)	–	–	2	–	–	2	–
Equity contracts	(624)	(105)	–	(38)	68	–	–	(699)	(103)

Commodity contracts	27	(38)	–	–	3	–	–	(8)	(26)

	(659)	(147)	–	(38)	75	–	–	(769)	(133)

Financial liabilities designated at fair value through profit or loss	(14)	23	–	(17)	5	–	–	(3)	17

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Gains (losses) on financial assets and liabilities are recognized within Non-interest income on the Interim Consolidated Statement of Income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at January 31, 2019, consists of derivative assets of $0.5 billion (November 1, 2018 – $0.5 billion) and derivative liabilities of $1.3 billion (November 1, 2018 – $1.2 billion), which have been netted in this table for presentation purposes only.